Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ 12,046	¥ 83,620	¥ 216,834	¥ 325,365
Net cash used in investing activities	(121,132)	(841,017)	(370,130)	(2,261,797)
Net cash generated from financing activities	30,169	209,472	1,115,032	1,121,732
Net (decrease) increase in cash	(55,831)	(387,636)	1,040,639	(814,441)
Cash and cash equivalents at beginning of year	242,698	1,685,054	644,415	1,458,856
Cash and cash equivalents at end of year	186,867	1,297,418	1,685,054	644,415
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(11,316)	(78,567)	(26,621)	(23,952)
Net cash used in investing activities	(88,955)	(617,613)	(977,300)	(1,186,053)
Net cash generated from financing activities	71,273	494,851	1,798,230	623,214
Net (decrease) increase in cash	(28,998)	(201,329)	794,309	(586,791)
Cash and cash equivalents at beginning of year	114,965	798,200	3,891	590,682
Cash and cash equivalents at end of year	$ 85,967	¥ 596,871	¥ 798,200	¥ 3,891